ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	2025	2024
Accounts receivable	$6,869,148	$6,078,115
Less: allowance for doubtful credit loss	(1,288,578)	(780,109)
Account receivable, net	$5,580,570	$5,298,006

Schedule of allowance for credit loss accounts movement

	2025	2024	2023
Beginning balance	$780,109	$634,166	694,257
Adoption ASU 2016-13	—	64,930	—
Reversal	—	—	(96,408)
Additions	514,226	52,645	52,323
Foreign currency translation adjustments	(5,757)	28,368	(16,006)
Ending balance	$1,288,578	$780,109	634,166